UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File Number 811-6628

                            The Yacktman Funds, Inc.
                            ------------------------
               (Exact name of registrant as specified in charter)

                            6300 Bridgepoint Parkway
                             Building One, Suite 320
                                Austin, TX 78730
               (Address of principal executive offices) (Zip code)


                               Donald A. Yacktman
                          Yacktman Asset Management Co.
                            6300 Bridgepoint Parkway
                             Building One, Suite 320
                                Austin, TX 78730
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (512) 767-6700
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                  Date of reporting period: September 30, 2005
                                            ------------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Yacktman Funds, Inc.
Schedules of Investments
September 30, 2005 (Unaudited)

THE YACKTMAN FUND

PORTFOLIO OF INVESTMENTS
September 30, 2005
--------------------------------------------------------------------------------
                                                         NUMBER
                                                        OF SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 61.1%
BANKS - 1.2%
U.S. Bancorp                                             150,000  $   4,212,000
Washington Mutual, Inc.                                   40,000      1,568,800
                                                                  -------------
                                                                      5,780,800
                                                                  -------------
BEVERAGES - 9.5%
Anheuser-Busch Cos., Inc.                                110,000      4,734,400
Coca-Cola Co.                                            820,000     35,415,800
PepsiCo, Inc.                                             90,000      5,103,900
National Beverage Corp.*                                 107,900        837,304
                                                                  -------------
                                                                     46,091,404
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
H&R Block, Inc.                                          180,000      4,316,400
                                                                  -------------

DIVERSIFIED FINANCIALS - 5.8%
AmeriCredit Corp.*                                       730,000     17,425,100
Federal Home Loan Mortgage Corp.                         110,000      6,210,600
Federal National Mortgage Association                    100,000      4,482,000
                                                                  -------------
                                                                     28,117,700
                                                                  -------------
FOOD PRODUCTS - 10.5%
Cadbury Schweppes plc                                    180,000      7,331,400
Kraft Foods, Inc.                                        810,000     24,777,900
Lancaster Colony Corp.                                   436,588     18,773,284
                                                                  -------------
                                                                     50,882,584
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Cardinal Health, Inc.                                    100,000      6,344,000
                                                                  -------------
HOUSEHOLD PRODUCTS - 8.8%
Clorox Co.                                               110,000      6,109,400
Colgate-Palmolive Co.                                     75,000      3,959,250
Henkel KGaA                                              265,000     22,690,652
Unilever NV                                              140,000     10,003,000
                                                                  -------------
                                                                     42,762,302
                                                                  -------------

INDUSTRIAL CONGLOMERATES - 2.0%
Tyco International Ltd.                                  350,000      9,747,500
                                                                  -------------

--------------------------------------------------------------------------------
                                                         NUMBER
                                                        OF SHARES       VALUE
--------------------------------------------------------------------------------

INSURANCE - 1.6%
Marsh & McLennan Cos., Inc.                              103,500 $    3,145,365
MBIA, Inc.                                                40,000      2,424,800
MGIC Investment Corp.                                     30,000      1,926,000
                                                                  -------------
                                                                      7,496,165
                                                                  -------------
IT CONSULTING & SERVICES - 2.7%
Electronic Data Systems Corp.                            300,000      6,732,000
First Data Corp.                                         160,000      6,400,000
                                                                  -------------
                                                                     13,132,000
                                                                  -------------
MEDIA - 7.5%
Interpublic Group of Cos., Inc.*                         480,000      5,587,200
Liberty Media Corp.*                                   2,600,000     20,930,000
Viacom, Inc., Class B*                                   180,000      5,941,800
Discovery Holding Co., Class A*                          260,000      3,754,400
                                                                  -------------
                                                                     36,213,400
                                                                  -------------
PHARMACEUTICALS - 5.0%
Bristol-Myers Squibb Co.                                 380,000      9,142,800
Johnson & Johnson                                         70,000      4,429,600
Pfizer, Inc.                                             420,000     10,487,400
                                                                  -------------
                                                                     24,059,800
                                                                  -------------
REAL ESTATE - 1.1%
Trizec Properties, Inc.                                  240,000      5,534,400
                                                                  -------------
SOFTWARE - 0.7%
Microsoft Corp.                                          140,000      3,602,200
                                                                  -------------
SPECIALTY RETAIL - 1.4%
Friedman's, Inc., Class A*                               465,000         20,925
Wal-Mart Stores, Inc.                                    150,000      6,573,000
                                                                  -------------
                                                                       6,593,925
                                                                  -------------
TOBACCO - 1.1%
Altria Group, Inc.                                        70,000      5,159,700
                                                                  -------------
Total Common Stocks
(cost $225,077,570)                                                 295,834,280
                                                                  -------------

--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                          AMOUNT       VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 2.0%
Athena Nuero Financial, LLC,
   7.25%, 2/21/08                                      5,000,000  $   4,825,000
                                                                  -------------
Utstarcom, Inc.,
   0.875%, 3/1/08                                      6,300,000      5,055,750
                                                                  -------------

Total Corporate Bonds
   (cost $8,517,693)                                                  9,880,750
                                                                  -------------

SHORT-TERM INVESTMENTS - 57.9%
COMMERCIAL PAPER - 36.8%
Abbey National plc,
   3.68%, 10/5/05                                     22,500,000     22,490,800
                                                                  -------------
American Express Co.,
   3.64%, 10/5/05                                     22,500,000     22,490,900
                                                                  -------------
BTM Capital Corp.,
   3.68%, 10/5/05                                     22,500,000     22,490,800
                                                                  -------------
Chesham Finance Ltd.,
   3.76%, 10/3/05                                     21,600,000     21,595,488
                                                                  -------------
Citigroup Global Markets, Inc.,
   3.68%, 10/3/05                                     22,500,000     22,490,800
                                                                  -------------
Empire Corp., FCU,
   3.76%, 10/3/05                                     21,600,000     21,595,488
                                                                  -------------
GE Capital Corp.,
   3.62%, 10/5/05                                     22,500,000     22,490,950
                                                                  -------------
Norddeutsche Landesbank,
   3.68%, 10/5/05                                     22,500,000     22,490,800
                                                                  -------------

Total Commercial Paper
   (cost $178,136,026)                                              178,136,026
                                                                  -------------

DEMAND NOTE (VARIABLE RATE) - 0.1%
U.S. Bancorp, 3.08%                                      476,654        476,654
                                                                  -------------

Total Demand Note
   (cost $476,654)                                                      476,654
                                                                  -------------

--------------------------------------------------------------------------------

                                                                       VALUE
--------------------------------------------------------------------------------

OTHER SHORT-TERM INVESTMENT - 21.0%
Securities Lending Investment Account
    (cost $101,789,594)                                           $ 101,789,594
                                                                  -------------

Total Short-Term Investments
   (cost $280,402,274)                                              280,402,274
                                                                  -------------

Total Investments - 121.0%
   (cost $513,997,537)                                              586,117,304

Liabilities less other Assets - 0.0%                                    (22,181)
                                                                  -------------

Less Liability for Collateral on
    Securities Loaned - (21.0)%                                    (101,789,594)
                                                                  -------------

Net Assets - 100%
   (equivalent to $15.11 per share based
   on 32,048,534 shares outstanding)                              $ 484,305,529
                                                                  =============

*NON-INCOME PRODUCING

THE YACKTMAN FOCUSED FUND

PORTFOLIO OF INVESTMENTS
September 30, 2005

--------------------------------------------------------------------------------
                                                         NUMBER
                                                        OF SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 69.2%
BEVERAGES - 8.2%
Coca-Cola Co.                                            185,000  $   7,990,150
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES - 1.7%
H&R Block, Inc.                                           70,000      1,678,600
                                                                  -------------
DIVERSIFIED FINANCIALS - 10.4%
AmeriCredit Corp.*                                       280,000      6,683,600
Federal Home Loan Mortgage Corp.                          60,000      3,387,600
                                                                  -------------
                                                                     10,071,200
                                                                  -------------
FOOD PRODUCTS - 9.5%
Kraft Foods, Inc.                                        160,000      4,894,400
Lancaster Colony Corp.                                   100,000      4,300,000
                                                                  -------------
                                                                      9,194,400
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Cardinal Health, Inc.                                     25,000      1,586,000
                                                                  -------------
HOUSEHOLD PRODUCTS - 13.3%
Clorox Co.                                                30,000      1,666,200
Colgate-Palmolive Co.                                     20,000      1,055,800
Henkel KGaA                                               85,000      7,278,134
Unilever NV                                               40,000      2,858,000
                                                                  -------------
                                                                     12,858,134
                                                                  -------------
INDUSTRIAL CONGLOMERATES - 2.6%
Tyco International Ltd.                                   90,000      2,506,500
                                                                  -------------
INSURANCE - 0.8%
Marsh & McLennan Cos., Inc.                               26,200        796,218
                                                                  -------------

IT CONSULTING & SERVICES - 1.9%
Electronic Data Systems Corp.                             80,000      1,795,200
                                                                  -------------
MEDIA - 8.9%
Interpublic Group of Cos., Inc.*                         193,100      2,247,684
Liberty Media Corp.*                                     670,000      5,393,500
Discovery Holdings Co., Class A*                          67,000        967,480
                                                                  -------------
                                                                      8,608,664
                                                                  -------------

--------------------------------------------------------------------------------
                                                         NUMBER
                                                        OF SHARES       VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - 6.1%
Bristol-Myers Squibb Co.                                 130,000  $   3,127,800
Pfizer, Inc.                                             110,000      2,746,700
                                                                  -------------
                                                                      5,874,500
                                                                  -------------
REAL ESTATE - 1.5%
Trizec Properties, Inc.                                   65,000      1,498,900
                                                                  -------------
SPECIALTY RETAIL - 1.6%
Friedman's, Inc., Class A*                               260,000         11,700
Wal-Mart Stores, Inc.                                     35,000      1,533,700
                                                                  -------------
                                                                      1,545,400
TOBACCO - 1.1%
Altria Group, Inc.                                        15,000      1,105,650
                                                                  -------------

Total Common Stocks
   (cost $52,233,774)                                                67,109,516
                                                                  -------------

--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                          AMOUNT       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 1.5%

Utstarcom, Inc.,
   0.875%, 3/1/08                                     $1,850,000      1,484,625
                                                                  -------------

Total Corporate Bonds
   (cost $1,239,562)                                                  1,484,625
                                                                  -------------

--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                          AMOUNT       VALUE
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS - 51.7%
COMMERCIAL PAPER - 29.2%
Abbey National plc,
   3.68%, 10/5/05                                    $ 4,800,000  $   4,798,038
BTM Capital Corp.,
   3.68%, 10/5/05                                      4,800,000      4,798,038
Chesham Finance Ltd.,
   3.76%, 10/3/05                                      4,600,000      4,599,039
Citigroup Global Markets, Inc.,
   3.68%, 10/5/05                                      4,800,000      4,798,037
Empire Corp., FCU,
   3.76%, 10/3/05                                      4,600,000      4,599,039
Norddeutsche Landesbank,
   3.68%, 10/5/05                                      4,800,000      4,798,037
                                                                  -------------

Total Commercial Paper
   (cost $28,390,228)                                                28,390,228
                                                                  -------------

DEMAND NOTE (VARIABLE RATE) - 0.2%
U.S. Bancorp, 3.08%                                      178,115        178,115
                                                                  -------------
Total Demand Note
   (cost $178,115)                                                      178,115
                                                                  -------------
OTHER SHORT-TERM INVESTMENT - 22.3%
Securities Lending Investment Account
   (cost $21,640,530)                                                21,640,530
                                                                  -------------
Total Short-Term Investments
   (cost $50,208,873)                                                50,208,873
                                                                  -------------
Total Investments - 122.4%
   (cost $103,682,209)                                              118,803,013
                                                                  -------------
Liabilities less other Assets - 0.1%                                   (131,971)
                                                                  -------------

Less Liability for Collateral on
   Securities Loaned - 22.3%                                        (21,640,530)
                                                                  -------------

Net Assets - 100%
   (equivalent to $15.48 per share based
   on 6,269,961 shares outstanding)                               $  97,030,512
                                                                  =============
*NON-INCOME PRODUCING

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.

NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2005

--------------------------------------------------------------------------------

ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

INVESTMENT VALUATION - Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Options written or purchased by the Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the funds determine their net asset value per share.

OPTIONS- Premiums received by the Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the year ended December 31, 2004.

OTHER - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Each Fund has an individual interest of cash collateral contributed, although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of September 30, 2005, The Yacktman Fund had on loan securities valued at $101,789,594 and collateral of $105,543,506 and the Yacktman Focused Fund had on loan securities valued at $21,640,530 and collateral of $22,521,500.

The cash collateral received by the Funds was pooled and at September 30, 2005, was pooled and invested in the following:

SECURITY TYPE                         SECURITY NAME                       MARKET VALUE   MATURITY RATE     MATURITY DATE
------------------------------------- ----------------------------------- ------------- ----------------- ----------------
Cash                                  Cash                                 1,526,462         3.93%
Commercial Paper                      Thornburg Mortgage                   4,985,138         3.70%           10/05/05
Commercial Paper                      Lakeside Funding                     6,000,000         3.75%           10/11/05
Commercial Paper                      RAMS Funding LLC                     5,978,825         3.87%           10/25/05
Commercial Paper                      Morgan Stanley                       5,000,000         4.02%           03/01/06
Commercial Paper                      Concord Minuteman                    6,000,000         3.74%           04/06/06
Commercial Paper                      CCN Orchard Park                     4,574,530         3.78%           04/17/06
Commercial Paper                      CCN Independent                      4,000,000         3.84%           04/17/06
Commercial Paper                      Premium Asset Trust                  6,000,000         3.80%           06/01/07
Commercial Paper                      Metlife Global Funding               7,000,000         3.91%           04/28/08
Commercial Paper                      Leafs LLC                            3,999,586         3.80%           04/20/06
Corporate Note                        Bayer Land Bank NY                   3,000,000         3.85%           12/24/15
------------------------------------- ----------------------------------- ------------- ----------------- ----------------
Money Markets                         Merrill Lynch Premier Inst.                465         3.56%
------------------------------------- ----------------------------------- ------------- ----------------- ----------------
Repurchase Agreement                  Citibank                            50,000,000         3.99%           10/03/05
------------------------------------- ----------------------------------- ------------- ----------------- ----------------
Repurchase Agreement                  Merrill Lynch                       20,000,000         4.02%           10/03/05
------------------------------------- ----------------------------------- ------------- ----------------- ----------------



TAX INFORMATION

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

                                             THE YACKTMAN FUND          THE YACKTMAN FOCUSED FUND
Cost of investments                                 $513,996,693                     $103,957,373
                                           ======================       ==========================
                                           ======================       ==========================
Gross unrealized appreciation                        $80,266,718                      $17,405,914
Gross unrealized depreciation                        (8,146,108)                      (2,560,274)
                                           ----------------------       --------------------------
                                           ----------------------       --------------------------
Net tax unrealized appreciation                      $72,120,611                      $14,845,640
                                           ======================       ==========================

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

By:      /s/Donald A. Yacktman
    ---------------------------------
         Donald A. Yacktman
         Principal Executive Officer

Date:    November 23, 2005
      -------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Donald A. Yacktman
    ---------------------------------
         Donald A. Yacktman
         Principal Executive Officer

Date:    November 23, 2005
      -------------------------------


By:      /s/Donald A. Yacktman
    ---------------------------------
         Donald A. Yacktman
         Principal Financial Officer

Date:    November 23, 2005
      -------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)